NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	$ 8,369
Profit (loss), attributable to non-controlling interests	1,266	$ 1,290
Cash contributed	12	11
Disbursements	(1,111)	(1,578)
Non-controlling interests, ending balance	8,450	8,369
Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	8,369	8,395
Profit (loss), attributable to non-controlling interests	1,266	1,290
Cash contributed	12	11
Increase (decrease) in non-controlling interest	(86)	251
Disbursements	(1,111)	(1,578)
Non-controlling interests, ending balance	$ 8,450	8,369
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	38.50%
Non-controlling interests, beginning balance	$ 5,978	6,039
Profit (loss), attributable to non-controlling interests	980	965
Cash contributed	0	0
Increase (decrease) in non-controlling interest	(49)	0
Disbursements	(848)	(1,026)
Non-controlling interests, ending balance	$ 6,061	5,978
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	40.00%
Non-controlling interests, beginning balance	$ 1,193	1,424
Profit (loss), attributable to non-controlling interests	174	196
Cash contributed	0	0
Increase (decrease) in non-controlling interest	0	0
Disbursements	(178)	(427)
Non-controlling interests, ending balance	$ 1,189	1,193
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Non-controlling interests, beginning balance	$ 263	0
Profit (loss), attributable to non-controlling interests	35	57
Cash contributed	0	0
Increase (decrease) in non-controlling interest	0	251
Disbursements	0	(45)
Non-controlling interests, ending balance	$ 298	263
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Non-controlling interests, beginning balance	$ 933	901
Profit (loss), attributable to non-controlling interests	71	68
Cash contributed	0	0
Increase (decrease) in non-controlling interest	0	0
Disbursements	(51)	(36)
Non-controlling interests, ending balance	$ 953	933
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	10.30%
Non-controlling interests, beginning balance	$ 39	47
Profit (loss), attributable to non-controlling interests	6	9
Cash contributed	0	0
Increase (decrease) in non-controlling interest	0	0
Disbursements	(16)	(17)
Non-controlling interests, ending balance	29	39
Other
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	(37)	(16)
Profit (loss), attributable to non-controlling interests	0	(5)
Cash contributed	12	11
Increase (decrease) in non-controlling interest	(37)	0
Disbursements	(18)	(27)
Non-controlling interests, ending balance	$ (80)	$ (37)